Schedule of Restricted Stock Units (RSUs) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Outstanding, Beginning Balance	24,731	2,966	2,017
Weighted Average Grant Date Fair Value Per RSU, Beginning Balance	$ 11.76	$ 22.48	$ 185.60
Number of Stock Option Outstanding, Granted	53,455
Weighted Average Exercise Price, Granted	$ 2.65
Number of Stock Option Outstanding, Forfeiture	(12,500)
Weighted Average Grant Date Fair Value Per RSU, Forfeiture
Number of RSUs, Vested	(24,348)	(10,650)	(3,500)
Weighted Average Grant Date Fair Value Per RSU, Vested	$ 9.06	$ 12.00	$ 116.48
Number of RSUs, Outstanding, Ending Balance	41,338	24,731	2,966
Weighted Average Grant Date Fair Value Per RSU, Ending Balance	$ 5.14	$ 11.76	$ 22.48
Number of Stock Option Outstanding, Granted		32,415	4,449
Weighted Average Exercise Price, Granted		$ 10.88	$ 22.48